Subsequent Events (Details) - Major ordinary share transactions [member] - $ / shares			1 Months Ended
	Mar. 10, 2022	Jan. 25, 2022	Mar. 31, 2022
Subsequent Events (Details) [Line Items]
Compensation option granted shares	72,000	72,000
Exercise price per share (in Dollars per share)	$ 1.43	$ 1.43	$ 6
Aggregate amount of shares		192,000	3,870,000
Excise price per share (in Dollars per share)		$ 2.18
Warrants			645,000
Board of directors [Member]
Subsequent Events (Details) [Line Items]
Aggregate amount of shares			36,000
Board of Directors [Member]
Subsequent Events (Details) [Line Items]
Exercise price per share (in Dollars per share)			$ 3.97